Quarterly Holdings Report
for
Fidelity Advisor® Value Leaders Fund
January 31, 2025
AVLF-NPRT1-0425
1.813052.120
Common Stocks - 95.4%
	Shares	Value ($)
CANADA - 3.7%
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Alimentation Couche-Tard Inc	6,201	327,469
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Parex Resources Inc	48,900	466,003
Materials - 1.1%
Chemicals - 1.1%
Nutrien Ltd (United States)	6,276	324,029
TOTAL CANADA		1,117,501
UNITED KINGDOM - 4.7%
Health Care - 2.5%
Pharmaceuticals - 2.5%
Astrazeneca PLC ADR	10,843	767,251
Utilities - 2.2%
Multi-Utilities - 2.2%
National Grid PLC	53,493	648,937
TOTAL UNITED KINGDOM		1,416,188
UNITED STATES - 87.0%
Communication Services - 5.8%
Interactive Media & Services - 2.6%
Alphabet Inc Class A	3,900	795,678
Media - 3.2%
Comcast Corp Class A	27,882	938,508
TOTAL COMMUNICATION SERVICES		1,734,186

Consumer Discretionary - 3.2%
Diversified Consumer Services - 3.2%
H&R Block Inc	17,402	962,505
Consumer Staples - 4.6%
Beverages - 1.7%
Keurig Dr Pepper Inc	16,103	516,906
Food Products - 1.5%
Mondelez International Inc	7,707	446,929
Personal Care Products - 1.4%
Kenvue Inc	20,195	429,952
TOTAL CONSUMER STAPLES		1,393,787

Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Exxon Mobil Corp	10,631	1,135,709
Shell PLC ADR	21,323	1,404,120
		2,539,829
Financials - 24.7%
Banks - 17.6%
Bank of America Corp	30,544	1,414,187
JPMorgan Chase & Co	5,628	1,504,365
PNC Financial Services Group Inc/The	4,209	845,799
US Bancorp	10,168	485,827
Wells Fargo & Co	12,745	1,004,306
		5,254,484
Insurance - 7.1%
Chubb Ltd	3,904	1,061,419
The Travelers Companies, Inc.	4,438	1,088,109
		2,149,528
TOTAL FINANCIALS		7,404,012

Health Care - 17.7%
Health Care Providers & Services - 17.7%
Centene Corp (a)	25,927	1,660,105
Cigna Group/The	6,303	1,854,406
UnitedHealth Group Inc	3,342	1,813,002
		5,327,513
Industrials - 13.8%
Air Freight & Logistics - 2.9%
FedEx Corp	1,231	326,055
United Parcel Service Inc Class B	4,700	536,881
		862,936
Building Products - 1.3%
Johnson Controls International plc	4,824	376,272
Electrical Equipment - 1.5%
Regal Rexnord Corp	2,842	451,111
Ground Transportation - 1.5%
CSX Corp	13,800	453,606
Machinery - 4.0%
Deere & Co	2,527	1,204,267
Trading Companies & Distributors - 2.6%
Ferguson Enterprises Inc	4,400	796,928
TOTAL INDUSTRIALS		4,145,120

Information Technology - 3.0%
Software - 3.0%
Gen Digital Inc	33,860	911,173
Materials - 2.3%
Chemicals - 1.3%
CF Industries Holdings Inc	4,115	379,444
Construction Materials - 1.0%
CRH PLC	3,200	316,896
TOTAL MATERIALS		696,340

Utilities - 3.5%
Electric Utilities - 3.5%
Edison International	6,039	326,106
PG&E Corp	46,754	731,700
		1,057,806
TOTAL UNITED STATES		26,172,271
TOTAL COMMON STOCKS (Cost $23,025,340)		28,705,960

Non-Convertible Preferred Stocks - 2.9%
	Shares	Value ($)
KOREA (SOUTH) - 2.9%
Information Technology - 2.9%
Technology Hardware, Storage & Peripherals - 2.9%
Samsung Electronics Co Ltd (Cost $1,162,612)	29,812	872,223

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $534,769)	4.37	534,662	534,769

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $24,722,721)	30,112,952
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(17,768)
NET ASSETS - 100.0%	30,095,184

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	173,620	2,606,970	2,245,821	4,543	-	-	534,769	534,662	0.0%
Fidelity Securities Lending Cash Central Fund	-	969,750	969,750	5	-	-	-	-	0.0%
Total	173,620	3,576,720	3,215,571	4,548	-	-	534,769	534,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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